Unaudited Interim Condensed Consolidated Statements of (Loss) / Income $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares
Profit or loss [abstract]
Revenue from contracts with customers	$ 24,116	$ 0
Total revenue	24,116	0
Research and development expenses	(13,316)	(26,642)
Administrative expenses	(8,282)	(8,095)
Other income	2,570	1,468
Other gains - net	2,220	1,163
Operating (loss) / income	7,308	(32,106)
Finance income	411	1,706
Finance cost	(10)	(10)
Finance income - net	401	1,696
Net (loss) / income before income tax	7,709	(30,410)
Income tax expense	(60)	(64)
Net (loss) / income	7,649	(30,474)
Net (loss) / income attributable to:
Owners of the Company	$ 7,649	$ (30,474)
Net (loss) / income per share
Basic (USD per share) | $ / shares	$ 0.14	$ (0.55)
Diluted (USD per share) | $ / shares	$ 0.14	$ (0.55)